Postemployment Benefit Plans (Tables)	12 Months Ended
Dec. 27, 2014
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Pension Plans-Projected Benefit Obligations, Plan Assets and Funded Status
The projected benefit obligations, plan assets, and funded status of our pension plans at December 27, 2014 and December 28, 2013 were:

	U.S. Plans		Non-U.S. Plans
	December 27, 2014	December 28, 2013	December 27, 2014	December 28, 2013
	(in millions)
Benefit obligation at beginning of year	$5,978	$7,130	$1,267	$1,418
Service cost	84	100	14	21
Interest cost	287	287	55	55
Benefits paid	(518)	(316)	(80)	(79)
Actuarial losses / (gains)	1,160	(778)	153	(47)
Plan amendments	16	9	—	—
Currency	—	—	(101)	(98)
Settlements	(13)	(512)	—	—
Curtailments	—	(3)	—	(9)
Special termination benefits	—	61	—	1
Other	—	—	4	5
Benefit obligation at end of year	6,994	5,978	1,312	1,267
Fair value of plan assets at beginning of year	5,721	5,460	1,253	1,089
Actual return on plan assets	629	654	194	144
Contributions	145	435	16	181
Benefits paid	(518)	(316)	(80)	(79)
Currency	—	—	(101)	(82)
Settlements	(13)	(512)	—	—
Fair value of plan assets at end of year	5,964	5,721	1,282	1,253
Net pension liability recognized at end of year	$(1,030)	$(257)	$(30)	$(14)

Pension Plan-Schedule of Amounts Recognized in Balance Sheet
We recognized these amounts in our consolidated balance sheets at December 27, 2014 and December 28, 2013 as follows:

	December 27, 2014	December 28, 2013
	(in millions)
Other assets	$64	$162
Other current liabilities	(19)	(28)
Accrued pension costs	(1,105)	(405)
	$(1,060)	$(271)

Pension Plans-Projected Benefit Obligations, Accumulated Benefit Obligations and Fair Value of Plan Assets
For these plans, the projected benefit obligations, accumulated benefit obligations, and the fair value of plan assets at December 27, 2014 and December 28, 2013 were:

	U.S. Plans		Non-U.S. Plans
	December 27, 2014	December 28, 2013	December 27, 2014	December 28, 2013
	(in millions)
Projected benefit obligation	$6,994	$203	$55	$52
Accumulated benefit obligation	6,777	186	50	44
Fair value of plan assets	5,964	17	—	—

Components of Net Cost/(Benefit)
Net pension cost / (benefit) consisted of the following for the years ended December 27, 2014, December 28, 2013, and December 29, 2012:

	U.S. Plans			Non-U.S. Plans
	For the Years Ended			For the Years Ended
	December 27, 2014	December 28, 2013	December 29, 2012	December 27, 2014	December 28, 2013	December 29, 2012
	(in millions)
Service cost	$84	$100	$32	$14	$21	$12
Interest cost	287	287	70	55	55	32
Expected return on plan assets	(325)	(315)	(105)	(60)	(57)	(43)
Actuarial losses / (gains)	783	(1,154)	(41)	12	(128)	28
Amortization of prior service costs	5	4	1	—	—	—
Settlements	2	69	—	—	—	—
Curtailments	3	(3)	—	—	(9)	—
Special termination benefits	—	61	—	—	1	—
Net pension cost / (benefit)	$839	$(951)	$(43)	$21	$(117)	$29

Pension Plans-Fair Value of Pension Plan Assets
The fair value of pension plan assets at December 27, 2014 was determined using the following fair value measurements:

Asset Category	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in millions)
Non-U.S. equity securities	$544	$526	$18	$—
Pooled funds equity securities	2,694	6	2,688	—
Total equity securities	3,238	532	2,706	—
Government bonds	776	625	151	—
Pooled funds fixed-income securities	876	—	876	—
Corporate bonds and other fixed-income securities	2,061	—	2,061	—
Total fixed-income securities	3,713	625	3,088	—
Real estate	235	—	—	235
Certain insurance contracts	53	—	—	53
Other	7	7	—	—
Total	$7,246	$1,164	$5,794	$288
The fair value of pension plan assets at December 28, 2013 was determined using the following fair value measurements:

Asset Category	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in millions)
Non-U.S. equity securities	$645	$645	$—	$—
Pooled funds equity securities	3,123	6	3,117	—
Total equity securities	3,768	651	3,117	—
Government bonds	719	621	98	—
Pooled funds fixed-income securities	642	—	642	—
Corporate bonds and other fixed-income securities	1,566	1	1,565	—
Total fixed-income securities	2,927	622	2,305	—
Real estate	214	—	—	214
Certain insurance contracts	57	—	—	57
Other	8	8	—	—
Total	$6,974	$1,281	$5,422	$271

Pension Plans-Schedule of Changes in Level 3 Plan Assets
Changes in our Level 3 plan assets, which are recorded in operations, for the year ended December 27, 2014 included:

Asset Category	December 28, 2013 Balance	Net Realized and Unrealized Gains/(Losses)	Net Purchases, Issuances and Settlements	Net Transfers Into/(Out of) Level 3	December 27, 2014 Balance
	(in millions)
Real estate	$214	$22	$(1)	$—	$235
Certain insurance contracts	57	1	(5)	—	53
Total Level 3 investments	$271	$23	$(6)	$—	$288
Changes in our Level 3 plan assets, which are recorded in operations, for the year ended December 28, 2013 included:

Asset Category	December 29, 2012 Balance	Net Realized and Unrealized Gains/(Losses)	Net Purchases, Issuances and Settlements	Net Transfers Into/(Out of) Level 3	December 28, 2013 Balance
	(in millions)
Corporate bonds and other fixed-income securities	$7	$—	$(2)	$(5)	$—
Real estate	186	27	1	—	214
Certain insurance contracts	66	4	(13)	—	57
Total Level 3 investments	$259	$31	$(14)	$(5)	$271

Pension Plans-Asset Category Percentage of Fair Value of Pension Plan Assets
The percentage of fair value of pension plan assets at December 27, 2014 and December 28, 2013 was:

	U.S. Plans		Non-U.S. Plans
Asset Category	December 27, 2014	December 28, 2013	December 27, 2014	December 28, 2013
Equity securities	44%	52%	48%	61%
Fixed-income securities	51%	43%	51%	38%
Real estate	4%	4%	—%	—%
Certain insurance contracts and other	1%	1%	1%	1%
Total	100%	100%	100%	100%

Future Benefit Payments	The estimated future benefit payments from our pension plans at December 27, 2014 were:

	U.S. Plans	Non-U.S. Plans
	(in millions)
2015	$401	$66
2016	407	66
2017	418	66
2018	426	66
2019	434	67
2020-2024	2,268	355

Pension Plans | Pension Plans Benefit Obligation
Defined Benefit Plan Disclosure [Line Items]
Schedule of Assumptions Used
We used the following weighted average assumptions to determine our benefit obligations under the pension plans at December 27, 2014 and December 28, 2013:

	U.S. Plans		Non-U.S. Plans
	December 27, 2014	December 28, 2013	December 27, 2014	December 28, 2013
Discount rate	4.17%	4.94%	3.87%	4.56%
Rate of compensation increase	4.00%	4.00%	3.00%	3.00%

Pension Plans | Net Periodic Pension Cost
Defined Benefit Plan Disclosure [Line Items]
Schedule of Assumptions Used
We used the following weighted average assumptions to determine our net pension cost for the years ended December 27, 2014, December 28, 2013, and December 29, 2012:

	U.S. Plans			Non-U.S. Plans
	December 27, 2014	December 28, 2013	December 29, 2012	December 27, 2014	December 28, 2013	December 29, 2012
Discount rate	4.86%	4.34%	3.85%	4.56%	4.00%	4.03%
Expected rate of return on plan assets	5.75%	5.75%	8.00%	5.00%	5.00%	7.04%
Rate of compensation increase	4.00%	4.00%	4.00%	3.00%	3.00%	3.00%

Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Accrued Benefit Obligation
Our postretirement health care plans are not funded. The changes in and the amount of the accrued benefit obligations at December 27, 2014 and December 28, 2013 were:

	December 27, 2014	December 28, 2013
	(in millions)
Accrued benefit obligations at beginning of year	$3,277	$3,738
Service cost	26	35
Interest cost	148	143
Benefits paid	(190)	(188)
Actuarial losses / (gains)	418	(403)
Plan amendments	(75)	(40)
Currency	(14)	(14)
Special termination benefits	—	6
Other	1	—
Accrued benefit obligations at end of year	$3,591	$3,277

Postretirement Benefit Plans-Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
A one-percentage-point change in assumed health care cost trend rates would have the following effects as of December 27, 2014:

	One-Percentage-Point
	Increase	Decrease
	(in millions)
Effect on annual service and interest cost	$25	$(20)
Effect on postretirement benefit obligation	433	(355)

Components of Net Cost/(Benefit)
Net postretirement health care cost / (benefit) consisted of the following for the years ended December 27, 2014, December 28, 2013, and December 29, 2012:

	For the Years Ended
	December 27, 2014	December 28, 2013	December 29, 2012
	(in millions)
Service cost	$26	$35	$8
Interest cost	148	143	32
Actuarial losses / (gains)	370	(376)	188
Amortization of prior service credits	(28)	(26)	(7)
Special termination benefits	—	5	—
Net postretirement health care cost / (benefit)	$516	$(219)	$221

Future Benefit Payments	Our estimated future benefit payments for our postretirement health care plans at December 27, 2014 were:

(in millions)
2015	$196
2016	196
2017	198
2018	199
2019	201
2020-2024	1,019

Postretirement Benefit Plans | Postretirement Benefit Obligation
Defined Benefit Plan Disclosure [Line Items]
Schedule of Assumptions Used
We used the following weighted average assumptions to determine our postretirement benefit obligations at December 27, 2014 and December 28, 2013:

	December 27, 2014	December 28, 2013
Discount rate	4.08%	4.69%
Health care cost trend rate assumed for next year	6.91%	7.28%
Ultimate trend rate	5.00%	5.03%
Year that the rate reaches the ultimate trend rate	2023	2023

Postretirement Benefit Plans | Net Postretirement Cost
Defined Benefit Plan Disclosure [Line Items]
Schedule of Assumptions Used
We used the following weighted average assumptions to determine our net postretirement health care cost for the years ended December 27, 2014, December 28, 2013, and December 29, 2012:

	December 27, 2014	December 28, 2013	December 29, 2012
Discount rate	4.69%	3.89%	3.61%
Health care cost trend rate	7.28%	7.53%	7.06%

Other Postemployment Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Accrued Benefit Obligation
The changes in and the amount of the accrued benefit obligation at December 27, 2014 and December 28, 2013 were:

	December 27, 2014	December 28, 2013
	(in millions)
Accrued benefit obligation at beginning of year	$55	$63
Service cost	2	2
Interest cost	2	2
Benefits paid	(10)	(6)
Actuarial losses / (gains)	19	(2)
Other	(4)	(4)
Accrued benefit obligation at end of year	$64	$55

Schedule of Assumptions Used
We used the following weighted average assumptions to determine our other postemployment benefit obligations at December 27, 2014 and December 28, 2013:

	December 27, 2014	December 28, 2013
Discount rate	2.86%	3.10%
Assumed ultimate annual turnover rate	0.50%	0.50%
Rate of compensation increase	4.00%	4.00%

Components of Net Cost/(Benefit)
Net other postemployment cost consisted of the following for the years ended December 27, 2014, December 28, 2013, and December 29, 2012:

	For the Years Ended
	December 27, 2014	December 28, 2013	December 29, 2012

Service cost	$2	$2	$4
Interest cost	2	2	2
Actuarial losses / (gains)	14	(2)	1
Other	5	(1)	—
Net other postemployment cost	$23	$1	$7